Financial Highlights (Details) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Per Unit operating performance: [Abstract]
Net asset value at the beginning of the period (in dollars per unit)	$ 7.39		$ 7.61		$ 7.39		$ 7.57
Interest Income (in dollars per unit)	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]
Expenses (in dollars per unit)	$ (0.10)		$ (0.16)		$ (0.21)		$ (0.30)
Realized/Unrealized Income (in dollars per unit)	$ 0	[1],[2]	$ 0.29	[2]	$ 0.11	[2]	$ 0.47	[2]
Net Income (Loss) (in dollars per unit)	$ (0.10)	[3]	$ 0.13	[3]	$ (0.10)	[3]	$ 0.17	[3]
Net asset value at the end of the period (in dollars per unit)	$ 7.29		$ 7.74		$ 7.29		$ 7.74
Ratios to average net assets: [Abstract]
Net Investment Loss (in hundredths)	(5.20%)	[4]	(6.90%)	[4]	(5.70%)	[4]	(7.20%)	[4]
Expenses before Incentive Fees (in hundredths)	5.20%	[4]	6.50%	[4]	5.80%	[4]	6.50%	[4]
Expenses after Incentive Fees (in hundredths)	5.20%	[4]	6.90%	[4]	5.80%	[4]	7.30%	[4]
Total return before incentive fees (in hundredths)	(1.40%)		2.20%		(1.40%)		3.00%
Total return after incentive fees (in hundredths)	(1.40%)		1.70%		(1.40%)		2.20%

[1]	Amount less than $0.005 per Unit.
[2]	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in net asset value per Unit.
[4]	Annualized (except for incentive fees if applicable).